SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of currency exchange rate
	September 30, 2024	September 30, 2023	September 30, 2022
Year-end CAD: USD exchange rate	0.7399	0.7365	0.7279
Annual average CAD: USD exchange rate	0.7352	0.7416	0.7830
Year-end RMB: USD exchange rate	0.1426	0.1371	0.1406
Annual average RMB: USD exchange rate	0.1391	0.1419	0.1527
Year-end HKD: USD exchange rate	0.1287	0.1277	0.1274
Annual average HKD: USD exchange rate	0.1280	0.1277	0.1279

Schedule of antidilutive securities excluded from computation of earnings per share
	2024	2023	2022
Stock options	-	10,300,000	10,300,000
Common stock warrants	-	-	-
Total	-	10,300,000	10,300,000

Schedule of estimated useful lives of property and equipment
Furniture and Fixtures	5 – 7 years
Machinery and Equipment	3 – 7 years